STATEMENT OF CASH FLOWS - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Financing Activities:
Payment of offering costs	$ 0	$ (20,085)
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs	0	0
Deferred offering costs paid by Sponsor for Class B ordinary shares	0	0
Deferred offering costs paid by Sponsor under promissory note	0	0
TKB CRITICAL TECHNOLOGIES 1
Cash Flows from Operating Activities:
Net income	8,644,188	11,245,341
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on marketable securities held in Trust Account	(3,752)	(3,383,885)
Unrealized gain on marketable securities held in Trust Account	(198)	0
Allocation of deferred offering cost for warrant liability	1,365,245	0
Change in fair value of warrant liability	(10,457,500)	(10,197,175)
Changes in operating assets and liabilities:
Prepaid expenses	(739,500)	403,425
Accounts payable and accrued expenses	42,598	1,326,054
Accrued offering costs	311,068	0
Net cash used in operating activities	(837,851)	(606,240)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(234,600,000)	0
Net cash used in investing activities	(234,600,000)	0
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to the Sponsor	25,000	0
Proceeds from sale of Units	230,000,000	0
Payment of underwriting fee	(3,850,000)	0
Proceeds from sale of Private Warrants	10,750,000	0
Proceeds from promissory note – related party	300,000	0
Repayment of promissory note – related party	(300,000)	0
Deferred offering costs from initial public offering	(741,607)	0
Payments by Sponsor in excess of promissory note – related party	5,012	0
Other	8	0
Net cash (used in) provided by Financing activities	236,188,413	(20,085)
Net Change in Cash	750,562	(626,325)
Cash – Beginning		750,562
Cash at end of period	750,562	124,237
Non-cash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption	199,300,207	0
Initial measurement of public warrants and private placement warrants	21,137,500	0
Deferred underwriting fee payable	8,800,000	0
Re-measurement of Class A ordinary shares subject to possible redemption amount	$ 35,299,793	$ 3,387,827